Expense Example {- Fidelity Freedom Blend 2015 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2015 Fund - Premier Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 317